As filed with the Securities and Exchange Commission on July 2, 2010

File No. 333-122049

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C.  20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933               [X]

Pre-Effective Amendment No.                                                                                   [ ]

Post-Effective Amendment No.  1                                                                             [X]

Templeton Growth Fund, Inc.

(Exact Name of Registrant as Specified in Charter)

(954) 527-7500

(Registrant's Area Code and Telephone Number)

500 East Broward Blvd., Fort Lauderdale, FL  33394

(Address of Principal Executive Offices: Number, Street, City, State, and Zip Code)

Craig S. Tyle, One Franklin Parkway, San Mateo, Ca  94403-1906

(Name and Address of Agent for Service)

Copies to:

Bruce G. Leto, Esquire

Stradley, Ronon, Stevens & Young, LLP

2600 One Commerce Square

Philadelphia, PA  19103-7098

Title of the securities being registered:  Shares of common stock, par value $1.00 per share, of Templeton Growth Fund, Inc.  No filing fee is due because Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended.

It is proposed that this filing will become effective immediately upon filing pursuant to Rule 485(b) under the Securities Act of 1933, as amended.

Part A and Part B of this Amendment are incorporate by reference to the electronic filing made pursuant to Rule 497(b) under the Securities Act of 1933 on February 23, 2005, under Accession No. 0000805664-05-000010.

PART C

OTHER INFORMATION

Item 15. Indemnification

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the By-Laws or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by directors, officers or controlling persons of the Registrant in connection with the successfully defense of any action, suit or proceeding) is asserted by such directors, officers or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

Item 16. Exhibits The following exhibits are incorporated by reference to the previously filed document indicated below, except Exhibits 12(a) and 14(a):

(1) Copies of the charter of the Registrant as now in effect;

(a)           Amended and Restated Articles of Incorporation dated January 26, 1989 (Previously filed with Post-Effective Amendment No. 12 to Registration Statement on Form N-1A on December 29, 1995)

(b)           Articles of Amendment dated April 17, 1995 (Previously filed with Post-Effective Amendment No. 11 to Registration Statement on Form N-1A on April 28, 1995)

(c)           Articles Supplementary dated April 13, 1995 (Previously filed with Post-Effective Amendment No. 11 to Registration Statement on Form N-1A on April 28, 1995)

(d)           Articles Supplementary dated December 27, 1996 (Previously filed with Post-Effective Amendment No. 14 to Registration Statement on Form N-1A on December 31, 1996)

(e)           Articles Supplementary dated April 10, 1997 (Previously filed with Post-Effective Amendment No. 17 to Registration Statement on Form N-1A on October 30, 1998)

(f)            Articles of Amendment dated December 23, 1998 (Previously filed with Post-Effective Amendment No. 18 to Registration Statement on Form N-1A on December 30, 1998)

(g)           Articles Supplementary dated December 23, 1998 (Previously filed with Post-Effective Amendment No. 18 to Registration Statement on Form N-1A on December 30, 1998)

(h)           Articles of Amendment dated September 15, 2000 (Previously filed with Post-Effective Amendment No. 25 to Registration Statement on Form N-1A on December 30, 2005)

(i)            Articles Supplementary dated December 27, 2001 (Previously filed with Post-Effective Amendment No. 22 to Registration Statement on Form N-1A on December 27, 2002)

(j)            Articles Supplementary dated October 20, 2005 (Previously filed with Post-Effective Amendment No. 25 to Registration Statement on Form N-1A on December 30, 2005)

(k)           Articles Supplementary to Articles of Incorporation dated February 28, 2006 (Previously filed with Post-Effective Amendment No. 27 to Registration Statement on Form N-1A on December 28, 2007)

(l)            Certificate of Correction to Articles of Amendment and Restatement dated July 18, 2007 (Previously filed with Post-Effective Amendment No. 27 to Registration Statement on Form N-1A on December 28, 2007)

(2) Copies of the existing by-laws or corresponding instruments of the Registrant;

(a)           Amended and Restated By-Laws dated March 1, 2005 (Previously filed with Post-Effective Amendment No. 25 to Registration Statement on Form N-1A on December 30, 2005)

(3) Copies of any voting trust agreement affecting more than five percent of any class of equity securities of the Registrant;

Not Applicable.

(4) Copies of the agreement of acquisition, reorganization, merger, liquidation and any amendments to it;

(a)           Agreement and Plan of Reorganization between the Registrant and Templeton Capital Accumulator Fund dated December 7, 2004

(5) Copies of all instruments defining the rights of holders of the securities being registered including, where applicable, the relevant portion of the articles of incorporation or by-laws of the Registrant;

Not Applicable.

(6) Copies of all investment advisory contracts relating to the management of the assets of the Registrant;

(a)           Amended and Restated Investment Management Agreement between the Registrant and Templeton Global Advisors Limited dated December 6, 1994 (Previously filed with Post-Effective Amendment No. 11 to Registration Statement on Form N-1A on April 28, 1995)

(b)           Amendment to the Investment Management Agreement dated June 1, 2004 (Previously filed with Post-Effective Amendment No. 24 to Registration Statement on Form N-1A on December 2, 2004)

(c)           Amendment to the Investment Management Agreement dated July 1, 2006 (Previously filed with Post-Effective Amendment No. 26 to Registration Statement on Form N-1A on December 28, 2006)

(d)           Amendment to the Investment Management Agreement dated August 1, 2007 (Previously filed with Post-Effective Amendment No. 27 to Registration Statement on Form N-1A on December 28, 2007)

(7) Copies of each underwriting or distribution contract between the Registrant and a principal underwriter, and specimens or copies of all agreements between principal underwriters and dealers;

(a)           Amended and Restated Distribution Agreement between the Registrant and Franklin Templeton Distributors, Inc., dated April 1, 1999 (Previously filed with Post-Effective Amendment No. 20 to Registration Statement on Form N-1A on December 29, 2000)

(b)           Non-Exclusive Underwriting Agreement between the Registrant and Templeton Global Strategic Services (Deutschland) GmbH dated October 31, 1995 (Previously filed with Post-Effective Amendment No. 12 to Registration Statement on Form N-1A on December 29, 1995)

(c)           Form of Selling Agreements between the Registrant, Franklin Templeton Distributors, Inc. and Securities Dealers dated November 1, 2003 (Previously filed with Post-Effective Amendment No. 24 to Registration Statement on Form N-1A on December 2, 2004)

(d)           Form of Non-Exclusive Underwriting (Previously filed with Post-Effective Amendment No. 18 to Registration Statement on Form N-1A on December 30, 1998)

(e)           Amendment dated October 18, 1997 to the Non-Exclusive Underwriting Agreement between the Registrant and Templeton Global Strategic Services (Deutschland) GmbH dated October 31, 1995 (Previously filed with Post-Effective Amendment No. 18 to Registration Statement on Form N-1A on December 30, 1998)

(f)            Amendment dated May 15, 2006 to the form of Selling Agreements between the Registrant, Franklin Templeton Distributors, Inc. and Securities Dealers (Previously filed with Post-Effective Amendment No. 27 to Registration Statement on Form N-1A on December 28, 2007)

(8) Copies of all bonus, profit sharing, pension, or other similar contracts or arrangements wholly or partly for the benefit of trustees or officers of the Registrant in their capacity as such. Furnish a reasonably detailed description of any plan that is not set forth in a formal document;

Not Applicable.

(9) Copies of all custodian agreements and depository contracts under Section 17(f) of the 1940 Act for securities and similar investments of the Registrant, including the schedule of remuneration;

(a)           Custody Agreement between the Registrant and JPMorgan Chase Bank dated December 31, 1986 (Previously filed with Post-Effective Amendment No. 12 to Registration Statement on Form N-1A on December 29, 1995)

(b)           Amendment dated March 3, 1998 to the Custody Agreement (Previously filed with Post-Effective Amendment No. 17 to Registration Statement on Form N-1A on October 30, 1998)

(c)           Amendment No. 2 dated July 23, 1998 to the Custody Agreement (Previously filed with Post-Effective Amendment No. 17 to Registration Statement on Form N-1A on October 30, 1998)

(d)           Amendment No. 3 dated May 1, 2001 to the Custody Agreement (Previously filed with Post-Effective Amendment No. 22 to Registration Statement on Form N-1A on December 27, 2002)

(10)  Copies of any plan entered into by Registrant pursuant to Rule 12b-1 under the 1940 Act and any agreements with any person relating to implementation of the plan, and copies of any plan entered into by Registrant pursuant to Rule 18f-3 under the 1940 Act, any agreement with any person relating to implementation of the plan, any amendment to the plan, and a copy of the portion of the minutes of the meeting of the Registrant's trustees describing any action taken to revoke the plan;

(a)           Amended and Restated Distribution Plan Class A dated February 24, 2009 (Previously filed with Post-Effective Amendment No. 29 to Registration Statement on Form N-1A on December 28, 2009)

(b)           Amended and Restated Distribution Plan Class C dated July 15, 2009 (Previously filed with Post-Effective Amendment No. 29 to Registration Statement on Form N-1A on December 28, 2009)

(c)           Amended and Restated Distribution Plan Class B dated July 15, 2009 (Previously filed with Post-Effective Amendment No. 29 to Registration Statement on Form N-1A on December 28, 2009)

(d)           Amended and Restated Distribution Plan Class R dated July 15, 2009 (Previously filed with Post-Effective Amendment No. 29 to Registration Statement on Form N-1A on December 28, 2009)

(e)           Multi-Class Plan dated January 1, 2002 (Previously filed with Post-Effective Amendment No. 22o Registration Statement on Form N-1A on December 27, 2002)

(11)  An opinion and consent of counsel as to the legality of the securities being registered, indicating whether they will, when sold, be legally issued, fully paid and nonassessable;

(a)           Opinion and Consent of Counsel (Previously filed with Post-Effective Amendment No. 22 to Registration Statement on Form N-1A on December 27, 2002)

(12)  An opinion, and consent to their use, of counsel or, in lieu of an opinion, a copy of the revenue ruling from the Internal Revenue Service, supporting the tax matters and consequences to shareholders discussed in the prospectus;

(a)       Opinion and Consent of Counsel Supporting Tax Matters and Consequence to Shareholders dated June 22, 2010

(13)  Copies of all material contracts of the Registrant not made in the ordinary course of business which are to be performed in whole or in part on or after the date of filing the registration statement;

(a)       Fund Administration Agreement between the Registrant and Franklin Templeton Services, LLC dated October 1, 1996 (Previously filed with Post-Effective Amendment No. 13 to Registration Statement on Form N-1A on December 27, 1996)

(b)       Sub-Transfer Agent Agreement between the Registrant, Franklin Templeton Investor Services LLC and The Shareholder Services Group, Inc. dated June 22, 1994 (Previously filed with Post-Effective Amendment No. 23 to Registration Statement on Form N-1A on December 12, 2003)

(c)           Amendment to the Sub-Transfer Agent Agreement dated January 1, 1999 (Previously filed with Post-Effective Amendment No. 23 to Registration Statement on Form N-1A on December 12, 2003)

(d)           Assignment of the Sub-Transfer Agent Agreement dated June 13, 2003 (Previously filed with Post-Effective Amendment No. 23 to Registration Statement on Form N-1A on December 12, 2003)

(e)           Sub-Accounting Services Agreement between the Registrant, Franklin Templeton Investor Services LLC, Financial Data Services, Inc., and Merrill Lynch, Pierce, Fenner and Smith Inc. dated May 1, 1991 (Previously filed with Post-Effective Amendment No. 12 to Registration Statement on Form N-1A on December 29, 1995)

(f)            Amendment to Fund Administration Agreement dated January 1, 2001 between the Registrant and Franklin Templeton Services, LLC (Previously filed with Post-Effective Amendment No. 22 to Registration Statement on Form N-1A on December 27, 2002)

(g)           Amended and Restated Transfer Agent and Shareholder Services Agreement between the Registrant and Franklin Templeton Investor Services LLC dated October 21, 2008 (Previously filed with Post-Effective Amendment No. 29 to Registration Statement on Form N-1A on December 28, 2009)

(14)  Copies of any other opinions, appraisals, or rulings, and consents to their use, relied on in preparing the registration statement and required by Section 7 of the 1933 Act;

(a)           Consent of Independent Registered Public Accounting Firm (Previously filed with Form N-14 on January 14, 2004)

(15)  All financial statements omitted pursuant to Item 14(a) (1);

Not Applicable.

(16)  Manually signed copies of any power of attorney pursuant to which the name of any person has been signed to the registration statement.

(a)           Powers of Attorney dated December 1, 2009 (Previously filed with Form N-14 on December 23, 2009)

(17)  Any additional exhibits which the Registrant may wish to file.

(a)           Code of Ethics dated May, 2009 (Previously filed with Post-Effective Amendment No. 29 to Registration Statement on Form N-1A on December 28, 2009)

Item 17.                  Undertakings

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reoffering by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registrations statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

As required by the Securities Act of 1933, as amended, (the “1933 Act”), this Registration Statement has been signed on behalf of the Registrant in the City of Fort Lauderdale and the State of Florida, on the 2nd day of July, 2010.

TEMPLETON GROWTH FUND, INC.

(Registrant)

By /s/ROBERT C. ROSSLEOT

Robert C. Rosselot

Vice President

As required by the 1933 Act, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated:

Gary P. Motyl*                                                                     Chief Executive Officer -

Gary P. Motyl                                                                       Investment Management

Dated: July 2, 2010

Laura F. Fergerson*                                                            Chief Executive Officer –

Laura F. Fergerson                                                               Finance and Administration

Dated: July 2, 2010

Mark H. Otani*                                                                     Chief Financial Officer and

Mark H. Otani                                                                       Chief Accounting Officer

Dated: July 2, 2010

Harris J. Ashton*                                                                 Trustee

Harris J. Ashton                                                                   Dated: July 2, 2010

Ann Torre Bates*                                                                Trustee

Ann Torre Bates                                                                  Dated: July 2, 2010

Frank J. Crothers*                                                                Trustee

Frank J. Crothers                                                                  Dated: July 2, 2010

Edith E. Holiday*                                                                 Trustee

Edith E. Holiday                                                                   Dated: July 2, 2010

Charles B. Johnson*                                                           Trustee

Charles B. Johnson                                                              Dated: July 2, 2010

Gregory E. Johnson*                                                           Trustee

Gregory E. Johnson                                                             Dated: July 2, 2010

J. Michael Luttig*                                                                Trustee

J. Michael Luttig                                                                  Dated: July 2, 2010

David W. Niemiec*                                                              Trustee

David W. Niemiec                                                                Dated: July 2, 2010

Frank A. Olson*                                                                   Trustee

Frank A. Olson                                                                     Dated: July 2, 2010

Larry D. Thompson*                                                           Trustee

Larry D. Thompson                                                             Dated: July 2, 2010

Constantine D. Tseretopoulos*                                        Trustee

Constantine D. Tseretopoulos                                          Dated: July 2, 2010

Robert E. Wade*                                                                  Trustee

Robert E. Wade                                                                    Dated: July 2, 2010

*By /s/ROBERT C. ROSSELOT

Robert C. Rosselot, Attorney-in-Fact

(Pursuant to Powers of Attorney

previously filed)

TEMPLETON GROWTH FUND, INC.

N-14 REGISTRATION STATEMENT

EXHIBIT INDEX

Exhibit No.	Description	Location
EX-99.(1)(a)	Amended and Restated Articles of Incorporation dated January 26, 1989	*
EX-99.(1)(b	Articles of Amendment dated April 17, 19995	*
EX-99.(1)(c)	Articles Supplementary dated April 13, 1995	*
EX-99.(1)(d)	Articles Supplementary dated December 27, 1996	*
EX-99.(1)(e)	Articles Supplementary dated April 10, 1997	*
EX-99.(1)(f)	Articles of Amendment dated December 23, 1998	*
EX-99.(1)(g)	Articles Supplementary dated December 23, 1998	*
EX-99.(1)(h)	Articles of Amendment dated September 15, 2000	*
EX-99.(1)(i)	Articles Supplementary dated December 27, 2001	*
EX-99.(1)(j)	Articles of Supplementary dated October 20, 2005	*
EX-99.(1)(k)	Articles Supplementary to Articles of Incorporation dated February 28, 2006	*
EX-99.(1)(l)	Certificate of Correction to Articles of Amendment and Restatement dated July 18, 2007	*
EX-99.(2)(a)	Amended and restated By-Laws dated March 1, 2005	*
EX-99.(4)(a)	Agreement and Plan of Reorganization dated December 7, 2004	Attached
EX-99.(6)(a)	Amended and restated Investment Management Agreement dated December 6, 1994	*
EX-99.(6)(b)	Amendment to the Investment Management Agreement dated June 1, 2004	*
EX-99.(6)(c)	Amendment to the Investment Management Agreement dated July 1, 2006	*
EX-99.(6)(d)	Amendment to the Investment Management Agreement dated August 1, 2007	*
EX-99.(7)(a)	Amended and restated Distribution Agreement dated April 1, 1999	*
EX-99.(7)(b)	Non-Exclusive Underwriting Agreement between the Registrant and Templeton Global Strategic Services (Deutschland) GmbH dated October 31, 1995	*
EX-99.(7)(c)	Form of Selling Agreements between Registrant, Franklin Templeton Distributors, Inc. and Securities Dealers dated November 1, 2003	*
EX-99.(7)(d)	Form of Non-Exclusive Underwriting Agreement	*
EX-99.(7)(e)	Amendment dated October 18, 1997 to the Non-Exclusive Underwriting Agreement between the Registrant and Templeton Global Strategic Services (Deutschland) GmbH dated October 31, 1995	*
EX-99.(7)(f)	Amendment dated May 15, 2006 to the Form of Selling Agreements between Registrant, Franklin Templeton Distributors, Inc. and Securities Dealers	*
EX-99.(9)(a)	Custody Agreement dated December 31, 1986	*
EX-99.(9)(b)	Amendment dated March 3 1998 to the Custody Agreement	*
EX-99.(9)(c)	Amendment No. 2 dated July 23, 1998 to the Custody Agreement	*
EX-99.(9)(d)	Amendment No. 3 dated May 1, 2001 to the Custody Agreement	*
EX-99.(10)(a)	Amended and Restated Distribution Plan Class A dated February 24, 2009	*
EX-99.(10)(b)	Amended and Restated Distribution Plan Class c dated July 15, 2009	*
EX-99.(10)(c)	Amended and Restated Distribution Plan Class B dated July 15, 2009	*
EX-99.(10)(d)	Amended and Restated Distribution Plan Class R dated July 15, 2009	*
EX-99.(10)(e)	Multi-Class Plan dated January 1, 2002	*
EX-99.(11)(a)	Opinion and Consent of Counsel	*
EX-99.(12(a)	Opinion and Consent of Counsel Supporting Tax Matters and Consequences to Shareholders dated June 22, 2010	Attached
EX-99.(13)(a)	Fund Administration Agreement dated October 1, 1996	*
EX-99.(13)(b)	Sub-Transfer Agent Agreement between the Registrant, Franklin Templeton Investor Services, LLC and The Shareholder Services Group, Inc. dated June 22, 1994	*
EX-99.(13)(c)	Amendment to Sub-Transfer Agent Agreement dated January 1, 1999	*
EX-99.(13)(d)	Assignment of the Sub-Transfer Agent Agreement dated June 13, 2003	*
EX-99.(13)(e)	Sub-Accounting Services Agreement between the Registrant, Franklin Templeton Investor Services, LLC, Financial Data Services, Inc. and Merrill Lynch, Pierce, Fenner and Smith Inc. dated May 1, 1991	*
EX-99.(13)(f)	Amendment to Fund Administration Agreement dated January 1, 2001	*
EX-99.(13)(g)	Transfer Agent and Shareholder Services Agreement dated January 1, 2003	*
EX-99.(13)(h)	Amendment dated October 16, 2006 to the Transfer Agent and Shareholder Services Agreement between the Registrant and Franklin Templeton Investor Services, LLC	*
EX-99.(14)(a)	Consent of Independent Registered Public Accounting Firm	*
EX-99.(16)(a)	Power of Attorney dated December 1, 2009	*
EX-99.(17)(a)	Code of Ethics dated May 2009	*

* Incorporated by reference.